Debt (Tables)	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Debt amounts outstanding
As of March 31, 2014 and December 31, 2013, the Company had the following debt amounts outstanding:

(In US$ millions)	March 31, 2014	December 31, 2013
External debt agreements
$1,800 facility	$1,795.8	$—
$1,450 facility	443.3	—
Sub-total external debt	$2,239.1	$—

Related party debt agreements
Rig Financing Agreements
$1,500 facility	$—	$643.5
$1,200 facility	86.4	90.5
$550 facility	426.2	440.0
$440 facility	178.7	178.6
$1,121 facility	—	472.6
Sub-total Rig Financing Agreements	$691.3	$1,825.2

Other related party debt
$109.5 vendor financing facility	$109.5	$109.5
$229.9 discount note	—	229.9
$70.0 discount note	—	70.0
$100 discount note	100.0	—
Related party revolving credit facility	—	125.9
Sub-total other related party debt	$209.5	$535.3

Total debt	$3,139.9	$2,360.5
Less current portion of related party interest bearing debt	(91.7)	(234.2)
Less current portion of interest bearing debt	(58.3)	—
Long-term portion of debt	$2,989.9	$2,126.3

Maturities of outstanding debt	The outstanding debt as of March 31, 2014 is repayable as follows:

(In US$ millions)	As at March 31,
2015	$150.0
2016	203.1
2017	603.9
2018	216.8
2019	52.6
2020 and thereafter	1,913.5
Total outstanding debt	$3,139.9